Basis of Presentation and Significant Accounting Policies (Summary of Activity Related to Electronic Health Records Incentives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Electronic Health Records Incentives Earned [Abstract]
Electronic health records incentives receivable at beginning of period	$ 11,227	$ 12,204	$ 15,350
Electronic health records incentives earned	7,843	11,428	21,312
Cash incentive payments received	(13,808)	(10,084)	(20,642)
Adjustments to receivable based on final cost report settlement or audit	(1,073)	(2,321)	(3,816)
Electronic health records incentives receivable at end of period	4,189	11,227	12,204
Deferred revenue related to electronic health records incentives at beginning of period	0	(14,351)	(22,601)
Cash received and deferred during period	(3,639)	0	(15,098)
Recognition of deferred incentives as earned	3,639	14,351	23,348
Deferred revenue related to electronic health records incentives at end of period	0	0	(14,351)
Total electronic health records incentives earned during period	11,482	25,779	44,660
Total cash incentive payments received during period	$ 17,447	$ 10,084	$ 35,740